Leases (Details) - Schedule of Estimated Future Minimum Payments of Operating Leases - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Future Minimum Payments of Operating Leases [Abstract]
2024	$ 1,304,733	$ 1,332,327
2025	1,032,656	1,304,733
2026	766,969	1,032,656
2027	273,660	766,969
2028		273,660
Total	4,052,609	4,710,345
Less: imputed interest	(583,259)	(738,681)
Total operating lease liabilities	$ 3,469,350	$ 3,971,664	$ 2,950,897